Other Income and Expenses - Summary of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment	₩ 37
Impairment loss on intangible assets	230	₩ 5
Miscellaneous loss	1	64
Total	₩ 268	₩ 69